Notes Payables (Details) - Schedule of Notes Payables - USD ($) $ in Thousands		Jun. 30, 2024	Dec. 31, 2023
Schedule of Notes Payables [Line Items]
Total		$ 10,524	$ 8,471
Bank acceptance notes payable issued by Shanghai Pudong Development Bank Co., Ltd. Fuzhou Branch [Member]
Schedule of Notes Payables [Line Items]
Total	[1]	10,524
Commercial acceptance notes payable guaranteed by China Minsheng Bank Fuzhou Branch [Member]
Schedule of Notes Payables [Line Items]
Total	[2]		$ 8,471

[1]	In March 2024, Industrial Bank Fuzhou Branch issued bank acceptance notes payable in the aggregate principal amount of approximately $10.5 million (RMB75.0 million) to the Company with a due date of September 8, 2024. The Company was required to maintain restricted cash deposits of approximately $2.1 million (RMB15.0 million) in such bank, in order to ensure future credit availability. An aggregate of approximately $8.4 million (RMB60.0 million) of these bank acceptance notes were drawn down from Industrial Bank Fuzhou Branch’s credit line (Note 6).
[2]

In February 2023, the Company issued commercial acceptance notes payable in the aggregate principal amount of approximately $8.5 million (RMB60.0 million), which notes were to China Minsheng Bank Fuzhou Branch with a due date on February 6, 2024. The commercial acceptance notes were collateralized by the real estate property and the land use rights for such property located at Dapu village, Honglu Street, Fuqing City, Fuzhou City, Fujian Province, PRC, valued at approximately $8.0 million and $1.0 million, respectively, owned by the Company and were further guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company, and his brother, Yongteng Liu. These notes were fully paid on January 30, 2024.

After repayment of the foregoing notes, the Company reissued commercial acceptance notes payable in the aggregate amount of approximately $8.4 million (RMB60.0 million) on January 30, 2024, and these commercial acceptance notes payable were fully paid on March 1, 2024.